Material accounting estimates and judgments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) businessLine	Sep. 30, 2024 USD ($) cash-generatingUnits unit	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) unit	Dec. 31, 2022 USD ($)
Disclosure of information for cash-generating units [line items]
Assets (liabilities)	$ 1,400,000
Number of major lines of business | businessLine	2
Value in use of net assets, cash flow projections term	5 years
Number of cash-generating units | unit		29		30
Property, plant and equipment, net	$ 1,548,589		$ 1,549,565		$ 1,565,355
Measurement imput, growth rate
Disclosure of information for cash-generating units [line items]
Sensitivity analysis, percentage of reasonably possible decrease in assumption	10.00%
Sensitivity analysis, increase (decrease) due to reasonably possible decrease in actuarial assumption	0.03
Measurement input, sugar price
Disclosure of information for cash-generating units [line items]
Sensitivity analysis, percentage of reasonably possible decrease in assumption	10.00%
Sensitivity analysis, increase (decrease) due to reasonably possible decrease in actuarial assumption	0.12
Measurement input, cost of capital
Disclosure of information for cash-generating units [line items]
Sensitivity analysis, percentage of reasonably possible increase in assumption	10.00%
Sensitivity analysis, increase (decrease) due to reasonably possible increase in actuarial assumption	0.11
Argentina
Disclosure of information for cash-generating units [line items]
Conversion number, farmland representing a cash-generating units | cash-generatingUnits		1
Number of cash-generating units | unit		6		6
Argentina | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	$ 16,700	$ 16,455		$ 14,767
Property, plant and equipment, net	143,200
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		2		2
Brazil | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	3,500	$ 4,008		$ 4,039
Property, plant and equipment, net	$ 542,300
Uruguay
Disclosure of information for cash-generating units [line items]
Conversion number, farmland representing a cash-generating units | cash-generatingUnits		1